FORM N-23c-3

NOTIFICATION OF REPURCHASE OFFER
PURSUANT TO RULE 23c-3

1.	Investment Company Act File Number: 811-21984
Date of Notification:  September 27, 2011

2.	Exact name of investment company as specified in registration statement:
CENTRAL PARK GROUP MULTI-EVENT FUND

3.	Address of principal executive office:

805 Third Avenue, 18th Floor
NEW YORK, NEW YORK 10022

4.	Check one of the following:

A.	[ ] The notification pertains to a periodic repurchase offer under paragraph (b) of
Rule 23c-3.

B.	[ ] The notification pertains to a discretionary repurchase offer under paragraph
(c) of Rule 23c-3.

C.	[X] The notification pertains to a periodic repurchase offer under paragraph (b) of
Rule 23c-3 and a discretionary repurchase offer under paragraph (c) of Rule 23c-3.

By:	/s/ Michael Mascis
Michael Mascis
Authorized Person

Central Park Group Multi-Event Fund
805 Third Avenue
New York, New York 10022

NOTIFICATION OF REPURCHASE OFFER
PURSUANT TO RULE 23c-3

September 27, 2011

Dear Shareholder:

This letter is to announce a regular quarterly repurchase offer (the "Repurchase Offer") for Central Park Group Multi-Event Fund (the "Fund").  The purpose of this Repurchase Offer is to provide access and liquidity to your assets by allowing you to sell your shares of beneficial interest ("Shares") at net asset value.  The Fund repurchases its Shares only by repurchase offer and only during its regular quarterly repurchase offers.

The Repurchase Offer period will begin on September 27, 2011 and end on October 18, 2011.  All Repurchase offer requests received during this period will be processed on October 18, 2011.

If you are not interested in selling or exchanging your Shares at this time, you do not have to do anything and can disregard this notice.  However, if you would like to sell Shares for cash in this Repurchase Offer, call your financial advisor or complete the Letter of Transmittal included with this letter and return it by mail (in the enclosed envelope) or by fax (fax # (402) 963-9094) to Central Park Group Multi-Event Fund, c/o Gemini Fund Services, LLC, Attn: Jay Jakob, 4020 S. 147th Street, Suite 2, Omaha, NE 68137.  If you elect to submit your Letter of Transmittal by fax, please deliver an original, executed copy promptly thereafter.

All requests to tender Shares must be received in good order by Gemini Fund Services, LLC, the Fund's Administrator, by 4:00 p.m., New York Time on October 18, 2011.  It is your responsibility to confirm receipt of the Letter of Transmittal by contacting Central Park Group, LLC at (212) 317-9200.  Please allow 48 hours for your Letter of Transmittal to be processed by Gemini Fund Services, LLC before contacting Central Park Group, LLC to confirm receipt.

If you have any questions, please call your financial advisor or call Central Park Group at (212) 317-9200.

Sincerely,

Central Park Group Multi-Event Fund

Central Park Group Multi-Event Fund
805 Third Avenue
New York, New York 10022

REPURCHASE OFFER DOCUMENT

September 27, 2011

This offer of Central Park Group Multi-Event Fund (the "Fund") to repurchase shares of beneficial interest ("Shares") of the Fund  (the "Repurchase Offer") is made upon the terms and conditions stated in this Repurchase Offer Document, the accompanying Letter of Transmittal and the Fund's prospectus and statement of additional information ("SAI").

1.	Repurchase Offer

The Fund is offering to repurchase for cash up to 100% of its issued and outstanding Shares (the "Repurchase Offer Amount") on its Repurchase Request Deadline (defined below), at a price equal to the net asset value per Share ("NAV") as of the close of business on the New York Stock Exchange on the Repurchase Pricing Date (defined below) upon the terms and conditions set forth herein.  The purpose of the Repurchase Offer is to provide liquidity to shareholders, because no secondary market exists for the Fund's Shares.  The Repurchase Offer is not conditioned upon the tender for repurchase of any minimum number of Shares.

The Fund has an interval fund structure pursuant to which the Fund, as a matter of fundamental policy, makes quarterly offers to repurchase at net asset value between 5% and 25% of its outstanding Shares in the discretion of the Fund's Board of Trustees.  Currently, the Fund offers to repurchase 25% of its outstanding Shares every January, April, July and October.  Additionally, the Fund is permitted to make a supplemental, discretionary repurchase offer of the Fund's outstanding Shares no more frequently than every two years.  The repurchase offer being conducted hereby constitutes both the Fund's quarterly repurchase offer as well as a supplemental, discretionary repurchase offer in the aggregate amount of 100% of the Fund's issued and outstanding Shares.

Neither the Fund, nor its adviser, Central Park Para Management, L.L.C. (the "Adviser"), nor any affiliate of the Adviser, nor any of the Fund's Trustees makes any recommendation to any shareholder as to whether to tender or refrain from tendering Shares.  Shareholders must make their own decisions whether to tender Shares, and, if so, the portion of their Shares to tender.

Because each shareholder's investment decision is a personal one, based on the shareholder's financial circumstances, no person has been authorized to make any recommendation on behalf of the Fund as to whether shareholders should tender Shares pursuant to the Repurchase Offer.  No person has been authorized to give any information or to make any representations in connection with the Repurchase Offer other than those contained herein.  If given or made, such recommendation and such information and representations must not be relied on as having been authorized by the Fund.

If you are not interested in selling your Shares, please disregard this notice.

2.	Repurchase Request Deadline

All tenders of Shares for repurchase must be received in proper form by Gemini Fund Services, LLC, the Fund's Administrator ("Gemini Fund Services"), by 4:00 p.m., New York Time on October 18, 2011 (the "Repurchase Request Deadline").

3.	Repurchase Pricing Date

It is intended that the NAV for the repurchase of the Fund's Shares will be determined following the close of business on October 31, 2011 (the "Repurchase Pricing Date").

4.	Payment for Shares Repurchased

The Fund will pay repurchase proceeds within seven calendar days after the Repurchase Pricing Date.  The Fund will not charge any repurchase fee.

5.	Net Asset Value

The NAV of the Fund on September 21, 2011 was $9.52 per Share.  You must decide whether to tender your Shares prior to the Repurchase Request Deadline, but the NAV at which the Fund will repurchase Shares will not be calculated until the Repurchase Pricing Date.  The NAV of the Shares likely will change from September 21, 2011, to the date of your repurchase request, to the Repurchase Request Deadline and to the Repurchase Pricing Date.  There can be no assurance that the NAV of the Shares on the Repurchase Pricing Date will be as high as the NAV of the Shares on the date you submit your repurchase request or the Repurchase Request Deadline.  The Fund's Shares are not traded on any established trading market and are subject to restrictions on transfer.  Shareholders who wish to obtain the most current net asset value of their Shares should contact Central Park Group, LLC at (212) 317-9200 or at 805 Third Avenue, 18th Floor, New York, New York 10022, Monday through Friday, except holidays, during normal business hours of 9:00 a.m. to 5:00 p.m. (New York time).

6.	Withdrawal of Shares To Be Repurchased

Tenders of Shares may be withdrawn or modified at any time prior to 4:00 p.m., New York Time on October 18, 2011, by submitting a written notice to Central Park Group Multi-Event Fund, c/o Gemini Fund Services, LLC, Attn: Jay Jakob, 4020 S. 147th Street, Suite 2, Omaha, NE 68137.

7.	Suspension or Postponement of Repurchase Offer

The Fund may suspend or postpone the Repurchase Offer in limited circumstances, and only by vote of a majority of the Board of Trustees, including a majority of the Trustees who are not "interested persons" (as defined in the Investment Company Act of 1940, as amended). These circumstances are limited and include the following:

a.	if the repurchase of Shares would cause the Fund to lose its status as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended;

b.
for any period during which an emergency exists as a result of which the disposal by the Fund of securities it owns is not reasonably practicable, or during which it is not reasonably practicable for the Fund to determine fairly the value of the Fund's net assets; or

c.	for any other periods that the Securities and Exchange Commission permits by order for the protection of shareholders.

You will be notified if the Fund suspends or postpones the Repurchase Offer.  If the Fund renews the Repurchase Offer after a suspension or postponement, you will be sent a new notification.

8.	Tax Consequences

You should review the tax information in the Fund's prospectus and SAI.  You should consult your tax advisor regarding the specific tax consequences, including state and local tax consequences, of participating in the Repurchase Offer.  The Fund intends to take the position that the Repurchase Offer will be treated as a taxable sale.  If the transaction is treated as a sale for tax purposes and you hold your Shares as capital assets, then, except as discussed in the Fund's prospectus and SAI, any gain or loss you recognize generally will be treated as short-term capital gain or loss if you hold your Shares less than twelve months, and as long-term capital gain or loss if you hold your Shares for more than twelve months.

To ensure compliance with requirements imposed by the U.S. Treasury Department in Circular 230, you are hereby informed that (i) any tax advice contained in this Repurchase Offer Document and the accompanying Letter of Transmittal is not intended or written to be used, and cannot be used, for the purpose of avoiding penalties under the Internal Revenue Code, (ii) any such advice is written to support the promotion or marketing of the transactions and matters addressed in this Repurchase Offer Document and the Letter of Transmittal, and (iii) you should seek advice based on your particular circumstances from an independent tax advisor.

9.	Documents In Proper Form

All questions as to validity, form, eligibility (including time of receipt) and acceptance of tenders of Shares will be determined by the Fund, in its sole discretion, which determinations shall be final and binding.  The Fund reserves the absolute right to reject any or all tenders of Shares determined not to be in appropriate form or to refuse to accept for payment, purchase or pay for any Shares if, in the opinion of the Fund's counsel, accepting, purchasing or paying for such Shares would be unlawful.  The Fund also reserves the absolute right to waive any of the conditions of the Repurchase Offer or any defect in any tender of Shares whether generally or with respect to any particular Share(s) or shareholders.  The Fund's interpretations of the terms and conditions of the Repurchase Offer shall be final and binding.  Unless waived, any defects or irregularities in connection with tenders of Shares must be cured within such times as the Fund shall determine.  Tenders of Shares will not be deemed to have been made until the defects or irregularities have been cured or waived.  Additional documentation may be required for corporations and trust accounts.  Please contact your Financial Advisor or Central Park Group, LLC at (212) 317-9200 for specific requirements.

10.	Repurchase Offer Consequences; Expenses

Repurchases of Shares will have the effect of decreasing the size of the Fund and increasing both the proportionate interest in the Fund of shareholders who do not tender Shares and the Fund's expenses as a percentage of average net assets.  A reduction in the aggregate assets of the Fund may result in investors who do not tender Shares bearing higher costs to the extent that certain expenses borne by the Fund are relatively fixed and may not decrease if assets decline.  Further, interest on any borrowings to finance Share repurchase transactions may reduce the Fund's returns.  These effects may be reduced or eliminated to the extent that additional subscriptions for Shares are made from time to time.

* * * * *

None of the Fund, the Adviser, Gemini Fund Services, nor any other person is or will be obligated to give notice of any defects or irregularities in the Repurchase Offer, nor shall any of them incur any liability for failure to give any such notice.

For a copy of the Fund's prospectus or SAI, call the Fund at (212) 317-9200.

If you are not interested in selling your Shares at this time, no action is required.

LETTER OF TRANSMITTAL

Regarding Interests

In

CENTRAL PARK GROUP MULTI-EVENT FUND

REPURCHASE OFFER PURSUANT TO RULE 23c-3
Dated September 27, 2011

THE OFFER AND WITHDRAWAL RIGHTS WILL EXPIRE
AT, AND THIS LETTER OF TRANSMITTAL MUST BE
RECEIVED BY GEMINI FUND SERVICES, LLC
EITHER BY MAIL OR BY FAX BY, 4:00 P.M.,
NEW YORK TIME, ON TUESDAY, OCTOBER 18, 2011,
UNLESS THE OFFER IS EXTENDED.

Complete The Last Page Of This Letter Of Transmittal And Fax
Or Mail In The Enclosed Envelope To:

Central Park Group Multi-Event Fund
c/o Gemini Fund Services, LLC
Attn: Jay Jakob
4020 S. 147th Street, Suite 2
Omaha, NE 68137

For additional information:
Phone: (212) 317-9200
Fax: (402) 963-9094

To assure good delivery, please send this Letter of Transmittal to Gemini Fund Services, LLC and not to your Financial Advisor.

If you are not interested in selling your Shares at this time, please disregard this Notice.

Ladies and Gentlemen:

The undersigned hereby tenders to Central Park Group Multi-Event Fund, a closed-end, diversified, management investment company organized under the laws of the State of Delaware (the "Fund"), the shares of beneficial interest ("Shares") or portion thereof held by the undersigned, described and specified below, on the terms and conditions set forth in the Repurchase Offer dated September 27, 2011, receipt of which is hereby acknowledged, and in this Letter of Transmittal (which together constitute the "Offer").  The Offer is subject to all the terms and conditions set forth in the Repurchase Offer, including, but not limited to, the absolute right of the Fund to reject any and all tenders determined by it, in its sole discretion, not to be in the appropriate form.

The undersigned hereby sells to the Fund the Shares or portion thereof tendered hereby pursuant to the Offer. The undersigned hereby warrants that the undersigned has full authority to sell the Shares or portion thereof tendered hereby and that the Fund will acquire good title thereto, free and clear of all liens, charges, encumbrances, conditional sales agreements or other obligations relating to the sale thereof, and not subject to any adverse claim, when and to the extent the same are purchased by it. Upon request, the undersigned will execute and deliver any additional documents necessary to complete the sale in accordance with the terms of the Offer.

The undersigned recognizes that under certain circumstances set forth in the Repurchase Offer, the Fund may not be required to purchase any of the Shares or portions thereof tendered hereby.

The undersigned acknowledges that the method of delivery of any documents is at the election and the complete risk of the undersigned, including, but not limited to, the failure of the Fund's Administrator, Gemini Fund Services, LLC, to receive this Letter of Transmittal or other document.  Unless waived, any defects or irregularities in connection with tenders must be cured within such time as the Fund shall determine.  Tenders will not be deemed to have been made until the defects or irregularities have been cured or waived.

All authority herein conferred or agreed to be conferred shall survive the death or incapacity of the undersigned and the obligation of the undersigned hereunder shall be binding on the heirs, personal representatives, successors and assigns of the undersigned.  Except as stated in Section 7 of the Repurchase Offer, this tender is irrevocable.

The Repurchase Offer period will begin on September 27, 2011 and end on October 18, 2011.  All requests to tender Shares must be received in good order by Gemini Fund Services, LLC, the Fund's Administrator, by 4:00 p.m., New York Time on October 18, 2011.  Tenders of Shares may be withdrawn or modified at any time prior to 4:00 p.m., New York Time on October 18, 2011, by submitting a written notice to Central Park Group Multi-Event Fund, c/o Gemini Fund Services, LLC, 4020 S. 147th Street, Suite 2, Omaha, NE 68137, Attn: Jay Jakob or by faxing such notice to (402) 963-9094.

CENTRAL PARK GROUP MULTI-EVENT FUND
If you do not want to sell your shares of beneficial interest at this time, please disregard this notice.
This is simply notification of the Fund's offer to repurchase.  If you choose to tender, you are responsible for confirming that Gemini Fund Services, LLC has received your documents by the repurchase request deadline.  Please allow 48 hours for your Letter of Transmittal to be processed by the Administrator prior to contacting Central Park Group, LLC to confirm receipt.  To assure good delivery, please send this page to Gemini Fund Services, LLC and not to your Financial Advisor.  This Letter of Transmittal must be received by Gemini Fund Services, LLC either by mail or by fax by 4:00 p.m., New York Time, on Tuesday, October 18, 2011, unless the offer is extended.

Please fax or mail (this page only) in the enclosed envelope to:

     Central Park Group Multi-Event Fund
     c/o Gemini Fund Services, LLC
     Attn: Jay Jakob
     4020 S. 147th Street, Suite 2
     Omaha, NE 68137

For additional information:

     Phone:  (212) 317-9200
     Fax:       (402) 963-9094

Part 1. Name:
Name of Investor: ☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐
SS# or Taxpayer ID #: ☐☐☐ ☐☐ ☐☐☐☐		Phone #: ☐☐☐ ☐☐☐ ☐☐☐☐

Part 2. Amount of Shares of Beneficial Interest in the Fund to be Tendered:
☐	All Shares.

☐	Portion of Shares:
Indicate the portion of your Shares you wish to tender for repurchase, expressed either as:
	●	a specific dollar value. $______________________
OR
	●	a number of Shares. ___________ Shares

Part 3. Signature(s):
FOR INDIVIDUAL INVESTORS AND JOINT TENANTS:

Signature:		/
	(Signature of Owner(s) Exactly as Appeared on Investor Certification)	/	Date

Print Name of Investor:

Joint Tenant Signature:
(If joint tenants, both must sign.)	/
	(Signature of Owner(s) Exactly as Appeared on Investor Certification)	/	Date

Print Name of Joint Tenant:

FOR OTHER INVESTORS:

Print Name of Investor:

Signature:	/
	(Signature of Owner(s) Exactly as Appeared on Investor Certification)	/	Date

Print Name of Signatory and Title:

Co-Signatory if necessary:	/
	(Signature of Owner(s) Exactly as Appeared on Investor Certification)	/	Date

Print Name and Title of Co-Signatory: